Investments - Carrying value for limited partnership interests (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	$ 3,065	$ 3,250
EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	2,302	2,477
Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	763	773
Private equity
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	2,489	2,752
Private equity | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	1,768	2,029
Private equity | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	721	723
Real estate
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	376	369
Real estate | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	334	319
Real estate | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	42	50
Other investments
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	200	129
Other investments | EMA
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	200	129
Other investments | Fair Value
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interests	$ 0	$ 0